AMG FQ Long-Short Equity Fund
Schedule of Portfolio Investments (unaudited)
July 31, 2020
	Shares	Value
Common Stocks - 6.8%
Consumer Discretionary - 0.2%
McDonald's Corp.	490	$95,197
Starbucks Corp.	649	49,668
Target Corp.	64	8,056

Total Consumer Discretionary		152,921
Consumer Staples - 0.5%
Pilgrim's Pride Corp.*	19,064	292,632
Energy - 1.2%
ConocoPhillips	5,797	216,750
Exxon Mobil Corp.	11,586	487,539

Total Energy		704,289
Financials - 1.5%
Berkshire Hathaway, Inc., Class B*	1,469	287,601
Cboe Global Markets, Inc.	3,533	309,844
Mercury General Corp.	7,903	339,118

Total Financials		936,563
Health Care - 0.7%
Johnson & Johnson	2,919	425,473
Industrials - 1.4%
Donaldson Co., Inc.	7,419	358,635
Uber Technologies, Inc.*	205	6,203
Union Pacific Corp.	2,714	470,472

Total Industrials		835,310
	Shares	Value
Real Estate - 1.3%
American Tower Corp., REIT	2,159	$564,341
Prologis, Inc., REIT	2,025	213,476

Total Real Estate		777,817

Total Common Stocks (Cost $4,035,633)		4,125,005
Short-Term Investments - 33.8%
Other Investment Companies - 33.8%
Morgan Stanley Institutional Liquidity Funds Prime Portfolio, Institutional Shares, 0.26%[1]	5,260,691	5,261,743
Dreyfus Government Cash Management Fund, Institutional Shares, 0.07%[1]	4,963,247	4,963,247
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 0.09%[1]	4,963,248	4,963,248
JPMorgan U.S. Government Money Market Fund, IM Shares, 0.11%[1]	5,113,649	5,113,649

Total Short-Term Investments (Cost $20,294,987)		20,301,887
Total Investments - 40.6% (Cost $24,330,620)		24,426,892
Derivatives - (0.8)%[2]		(465,677)
Other Assets, less Liabilities - 60.2%		36,154,353
Net Assets - 100.0%		$60,115,568

*	Non-income producing security.
[1]	Yield shown represents the July 31, 2020, seven day average yield, which refers to the sum of the previous seven days' dividends paid, expressed as an annual percentage.
[2]	Includes over-the-counter total return basket swaps. Please refer to the over-the-counter total return basket swap tables for the details.

REIT	Real Estate Investment Trust
Over-the-counter long total return basket swap
Counterparty	Description	Notional	Termination Date	Value
Morgan Stanley & Co.	The Fund receives or pays the total return on a portfolio of long positions and pays the 1-Month London Interbank Offered Rate ("LIBOR") (plus a spread).	$94,876,231	6/16/25	$(89,789)

Components of over-the-counter long total return basket swap
Reference Entity	Shares	Notional Value	Net Unrealized Appreciation/ (Depreciation)	% of Notional Market Value
Communication Services
Alphabet, Inc., Class A	272	$421,364	$(16,642)	0.4
Alphabet, Inc., Class C	268	415,444	(18,011)	0.4
Altice USA, Inc., Class A	8,147	196,957	22,930	0.2
AT&T, Inc.	5,957	177,506	(1,298)	0.2

AMG FQ Long-Short Equity Fund
Schedule of Portfolio Investments (continued)
Components of over-the-counter long total return basket swap (continued)
Reference Entity	Shares	Notional Value	Net Unrealized Appreciation/ (Depreciation)	% of Notional Market Value
Communication Services (continued)
Cable One, Inc.	200	$354,794	$9,718	0.4
Charter Communications, Inc., Class A	778	436,007	15,233	0.5
Comcast Corp., Class A	3,758	159,677	1,165	0.2
Facebook, Inc., Class A	2,619	622,514	41,848	0.7
Fox Corp., Class B	13,082	341,833	(4,710)	0.3
GCI Liberty, Inc., Class A	4,950	377,458	10,573	0.4
John Wiley & Sons, Inc., Class A	9,551	334,763	(11,652)	0.3
Liberty Broadband Corp., Class C	2,876	383,406	11,383	0.4
Liberty Media Corp-Liberty SiriusXM	10,692	368,446	3,528	0.4
Lions Gate Entertainment Corp., Class B (Canada)	51,553	373,512	(6,970)	0.4
Madison Square Garden Entertainment Corp.	4,777	346,332	(7,834)	0.4
Netflix, Inc.	353	171,408	1,167	0.2
News Corp., Class B	28,861	371,103	(2,837)	0.4
Spok Holdings, Inc.	6,366	61,189	2,599	0.1
Telephone and Data Systems, Inc.	16,772	331,247	(5,535)	0.3
T-Mobile US, Inc.	3,657	382,193	10,496	0.4
Verizon Communications, Inc.	3,497	195,077	5,931	0.2
The Walt Disney Co.	1,499	177,406	(2,113)	0.2
Total Communication Services		6,999,636	58,969	7.4
Consumer Discretionary
Amazon.com, Inc.	394	1,176,701	70,183	1.3
Booking Holdings, Inc.	29	49,168	(966)	0.1
Bright Horizons Family Solutions, Inc.	64	7,081	(218)	0.0#
Brunswick Corp.	97	6,541	(44)	0.0#
Burlington Stores, Inc.	248	46,505	119	0.0#
Capri Holdings, Ltd. (Virgin Islands, British)	18,986	308,029	(23,619)	0.3
Carter's, Inc.	3,922	335,174	(26,434)	0.3
eBay, Inc.	165	9,100	22	0.0#
Gentex Corp.	12,314	323,612	8,743	0.4
The Home Depot, Inc.	1,117	294,676	1,877	0.3
Lennar Corp., Class B	6,988	371,108	5,335	0.4
Lowe's Cos., Inc.	602	88,193	1,451	0.1
NVR, Inc.	101	379,544	17,401	0.4
Polaris, Inc.	3,638	349,503	27,503	0.4
PVH Corp.	7,049	358,794	(15,790)	0.4
Tapestry, Inc.	24,894	345,280	(12,696)	0.4
Tesla, Inc.	116	175,516	(9,548)	0.2

AMG FQ Long-Short Equity Fund
Schedule of Portfolio Investments (continued)
Components of over-the-counter long total return basket swap (continued)
Reference Entity	Shares	Notional Value	Net Unrealized Appreciation/ (Depreciation)	% of Notional Market Value
Consumer Discretionary (continued)
The TJX Cos., Inc.	483	$25,770	$(659)	0.0#
Total Consumer Discretionary		4,650,295	42,660	5.0
Consumer Staples
Altria Group, Inc.	11,265	468,399	(4,844)	0.5
Brown-Forman Corp., Class A	6,030	375,801	5,536	0.4
The Coca-Cola Co.	4,671	225,438	(4,780)	0.2
Costco Wholesale Corp.	528	173,047	(1,168)	0.2
Coty, Inc., Class A	75,389	312,254	(32,561)	0.3
Flowers Foods, Inc.	15,289	344,461	3,364	0.4
The Hershey Co.	2,883	418,317	900	0.4
Ingredion, Inc.	3,859	336,505	(2,701)	0.4
Keurig Dr Pepper, Inc.	12,709	385,087	3,682	0.4
Mondelez International, Inc., Class A	8,768	481,367	5,170	0.5
Monster Beverage Corp.	5,410	409,670	14,907	0.4
Nu Skin Enterprises, Inc., Class A	8,135	372,693	(7,838)	0.4
PepsiCo, Inc.	1,790	245,373	1,038	0.3
Philip Morris International, Inc.	7,016	531,484	7,414	0.6
The Procter & Gamble Co.	3,163	399,920	14,812	0.4
Reynolds Consumer Products, Inc.	10,670	351,897	11,524	0.4
Spectrum Brands Holdings, Inc.	7,659	374,568	40,243	0.4
Sprouts Farmers Market, Inc.	13,745	374,221	(11,628)	0.4
Tyson Foods, Inc., Class A	5,710	347,796	3,083	0.4
US Foods Holding Corp.	17,403	366,787	(13,506)	0.4
Walmart, Inc.	1,675	220,497	(3,752)	0.2
Total Consumer Staples		7,515,582	28,895	8.0
Energy
Apache Corp.	12,931	186,077	12,414	0.2
Chevron Corp.	5,378	487,222	(35,793)	0.5
Cimarex Energy Co.	5,887	155,711	(11,715)	0.1
Continental Resources, Inc.	10,097	174,779	(202)	0.2
Devon Energy Corp.	15,805	171,958	(6,164)	0.2
EOG Resources, Inc.	4,197	205,024	(8,394)	0.2
Phillips 66	3,255	212,161	(10,286)	0.2
Targa Resources Corp.	9,148	174,269	(7,044)	0.2
The Williams Cos., Inc.	10,743	207,555	(2,041)	0.2
Total Energy		1,974,756	(69,225)	2.0

AMG FQ Long-Short Equity Fund
Schedule of Portfolio Investments (continued)
Components of over-the-counter long total return basket swap (continued)
Reference Entity	Shares	Notional Value	Net Unrealized Appreciation/ (Depreciation)	% of Notional Market Value
Financials
American Financial Group, Inc.	5,964	$374,197	$(11,765)	0.4
Associated Banc-Corp	26,467	359,687	(19,850)	0.4
Bank of America Corp.	20,701	508,003	7,038	0.5
The Bank of New York Mellon Corp.	10,285	375,814	(7,097)	0.4
Brighthouse Financial, Inc.	3,473	102,506	(4,081)	0.1
Capital One Financial Corp.	5,245	343,023	(8,392)	0.4
Citigroup, Inc.	8,916	460,148	(14,259)	0.5
CME Group, Inc.	2,441	415,626	(9,980)	0.4
Comerica, Inc.	9,719	363,199	11,177	0.4
Commerce Bancshares, Inc.	5,644	332,149	(8,974)	0.3
Cullen/Frost Bankers, Inc.	5,015	366,145	(4,764)	0.4
Discover Financial Services	6,825	352,375	(15,015)	0.4
Evercore, Inc., Class A	6,470	372,607	(14,816)	0.4
First American Financial Corp.	6,740	374,865	(31,058)	0.4
Intercontinental Exchange, Inc.	4,305	414,710	1,928	0.4
JPMorgan Chase & Co.	3,095	306,343	(7,242)	0.3
Markel Corp.	206	202,059	13,116	0.2
MarketAxess Holdings, Inc.	711	362,027	5,347	0.4
MGIC Investment Corp.	40,002	312,816	18,001	0.3
Morningstar, Inc.	2,331	375,577	16,124	0.4
Northern Trust Corp.	4,740	367,255	4,124	0.4
Old Republic International Corp.	21,534	365,886	(19,835)	0.4
PacWest Bancorp	618	11,847	(553)	0.0#
The PNC Financial Services Group, Inc.	759	81,471	(509)	0.1
Prosperity Bancshares, Inc.	5,708	324,557	(7,421)	0.3
Pzena Investment Management, Inc., Class A	28,351	149,483	(924)	0.2
Raymond James Financial, Inc.	1,455	105,306	(4,212)	0.1
Santander Consumer USA Holdings, Inc.	16,815	310,302	(1,579)	0.3
SEI Investments Co.	6,488	355,346	(15,830)	0.4
State Street Corp.	6,055	377,893	8,356	0.4
Synchrony Financial	13,958	323,752	(14,861)	0.3
T Rowe Price Group, Inc.	2,908	394,376	7,219	0.4
TCF Financial Corp.	11,747	341,368	(18,443)	0.3
Truist Financial Corp.	10,040	380,516	(4,418)	0.4
Umpqua Holdings Corp.	32,858	373,753	(17,244)	0.4
Wells Fargo & Co.	16,982	447,476	(35,492)	0.4
Total Financials		11,784,463	(206,184)	12.2

AMG FQ Long-Short Equity Fund
Schedule of Portfolio Investments (continued)
Components of over-the-counter long total return basket swap (continued)
Reference Entity	Shares	Notional Value	Net Unrealized Appreciation/ (Depreciation)	% of Notional Market Value
Health Care
AbbVie, Inc.	4,591	$450,676	$(14,944)	0.4
Agios Pharmaceuticals, Inc.	5,786	301,913	(39,692)	0.3
Amgen, Inc.	1,498	381,672	(15,157)	0.4
Avantor, Inc.	20,040	377,321	65,162	0.5
Baxter International, Inc.	4,414	395,009	(13,728)	0.4
Boston Scientific Corp.	9,041	347,446	1,266	0.4
Cardinal Health, Inc.	6,837	386,857	(13,420)	0.4
Chemed Corp.	792	378,805	11,010	0.4
Elanco Animal Health, Inc.	8,269	193,412	1,985	0.2
Eli Lilly and Co.	2,915	476,045	(37,949)	0.5
Envista Holdings Corp.	16,726	376,785	(10,987)	0.4
Exelixis, Inc.	15,158	381,583	(31,585)	0.4
Haemonetics Corp.	3,584	329,907	(15,734)	0.3
Henry Schein, Inc.	5,587	380,992	3,002	0.4
Hologic, Inc.	6,170	386,111	44,432	0.4
IDEXX Laboratories, Inc.	1,083	393,935	36,828	0.4
Illumina, Inc.	1,065	417,662	(10,661)	0.4
Incyte Corp.	3,175	322,834	(9,271)	0.3
Insulet Corp.	1,866	376,223	3,247	0.4
Ionis Pharmaceuticals, Inc.	6,096	363,931	(13,045)	0.4
Laboratory Corp. of America Holdings	1,930	384,952	(12,616)	0.4
McKesson Corp.	2,278	356,871	(14,807)	0.4
Mettler-Toledo International, Inc.	438	387,973	21,557	0.4
Molina Healthcare, Inc.	630	116,389	(28)	0.1
Nektar Therapeutics	13,350	317,196	(21,360)	0.3
Pfizer, Inc.	13,919	538,082	(2,479)	0.6
PRA Health Sciences, Inc.	3,591	375,159	7,498	0.4
Premier, Inc., Class A	10,693	375,149	(1,215)	0.4
Sarepta Therapeutics, Inc.	1,939	318,093	(20,418)	0.3
United Therapeutics Corp.	3,142	359,665	(9,426)	0.4
UnitedHealth Group, Inc.	682	206,626	(130)	0.2
Universal Health Services, Inc., Class B	3,481	374,207	8,354	0.4
Vertex Pharmaceuticals, Inc.	1,463	416,165	(18,229)	0.4
Zoetis, Inc.	2,941	426,944	19,147	0.5
Total Health Care		12,372,590	(103,393)	12.9
Industrials
ADT, Inc.	41,266	329,715	25,585	0.4

AMG FQ Long-Short Equity Fund
Schedule of Portfolio Investments (continued)
Components of over-the-counter long total return basket swap (continued)
Reference Entity	Shares	Notional Value	Net Unrealized Appreciation/ (Depreciation)	% of Notional Market Value
Industrials (continued)
AECOM	8,897	$329,189	$(7,206)	0.3
AGCO Corp.	5,919	376,347	12,117	0.4
Allison Transmission Holdings, Inc.	9,869	380,021	(11,315)	0.4
Armstrong World Industries, Inc.	4,647	370,386	(39,334)	0.4
BWX Technologies, Inc.	5,844	317,388	1,227	0.3
Carlisle Cos., Inc.	2,759	333,480	(4,939)	0.3
Carrier Global Corp.	14,766	401,789	437	0.4
Cintas Corp.	1,363	413,284	(1,835)	0.4
Clean Harbors, Inc.	5,488	332,518	(5,433)	0.3
CoreLogic, Inc.	5,429	371,169	(1,128)	0.4
Crane Co.	6,146	374,456	(26,777)	0.4
CSX Corp.	5,485	392,342	(1,042)	0.4
Curtiss-Wright Corp.	3,912	359,669	(11,032)	0.4
Dover Corp.	3,567	377,210	(10,059)	0.4
Fortune Brands Home & Security, Inc.	5,385	383,912	28,041	0.4
Gates Industrial Corp. PLC (United Kingdom)	31,320	351,410	(21,298)	0.4
GrafTech International, Ltd.	48,278	307,048	(14,001)	0.3
HD Supply Holdings, Inc.	10,467	377,148	(9,756)	0.4
Hubbell, Inc.	2,848	380,144	4,250	0.4
Illinois Tool Works, Inc.	2,319	426,255	2,736	0.5
Landstar System, Inc.	3,096	377,433	(402)	0.4
Lincoln Electric Holdings, Inc.	4,165	380,344	(3,870)	0.4
Lockheed Martin Corp.	1,119	433,747	(9,679)	0.4
Masco Corp.	5,584	303,211	15,970	0.3
Nordson Corp.	1,701	334,212	(4,848)	0.4
Regal Beloit Corp.	4,075	376,486	(1,709)	0.4
Robert Half International, Inc.	115	6,195	(344)	0.0#
Rollins, Inc.	7,755	380,632	25,730	0.4
Ryder System, Inc.	8,515	361,888	(49,983)	0.3
Sensata Technologies Holding PLC (United Kingdom)	8,794	362,225	(28,229)	0.4
Snap-on, Inc.	2,442	347,570	8,645	0.4
The Toro Co.	5,250	380,061	(5,473)	0.4
Trinity Industries, Inc.	2,731	53,283	54	0.1
Verisk Analytics, Inc.	2,177	393,232	17,590	0.4
Waste Management, Inc.	3,256	352,579	4,279	0.4
WW Grainger, Inc.	1,118	378,622	3,209	0.4
Total Industrials		12,906,600	(119,822)	13.5

AMG FQ Long-Short Equity Fund
Schedule of Portfolio Investments (continued)
Components of over-the-counter long total return basket swap (continued)
Reference Entity	Shares	Notional Value	Net Unrealized Appreciation/ (Depreciation)	% of Notional Market Value
Information Technology
Adobe, Inc.	1,132	$501,246	$1,724	0.5
Amdocs, Ltd. (Guernsey)	5,439	329,658	8,104	0.4
Analog Devices, Inc.	3,288	368,059	9,568	0.4
Apple, Inc.	2,482	944,299	110,650	1.1
Arrow Electronics, Inc.	5,530	380,290	15,769	0.4
Aspen Technology, Inc.	3,356	324,290	2,114	0.3
Autodesk, Inc.	1,469	348,652	(1,337)	0.4
Automatic Data Processing, Inc.	2,778	410,436	(41,212)	0.4
Avnet, Inc.	13,958	370,166	2,792	0.4
Black Knight, Inc.	5,142	378,531	6,707	0.4
Booz Allen Hamilton Holding Corp.	4,905	364,638	36,395	0.4
Broadcom, Inc.	1,411	441,312	5,622	0.5
Broadridge Financial Solutions, Inc.	2,860	375,502	8,710	0.4
CACI International, Inc., Class A	1,536	316,554	2,657	0.3
Cadence Design Systems, Inc.	3,748	389,392	20,077	0.4
Ciena Corp.	5,717	316,443	23,775	0.4
Cirrus Logic, Inc.	5,012	326,181	17,291	0.4
Citrix Systems, Inc.	2,294	347,332	(19,840)	0.3
Corning, Inc.	12,989	386,993	15,666	0.4
Dolby Laboratories, Inc., Class A	5,510	376,570	6,926	0.4
Dropbox, Inc., Class A	15,801	345,094	14,379	0.4
DXC Technology Co.	21,610	378,856	8,179	0.4
Euronet Worldwide, Inc.	3,361	336,671	(13,545)	0.3
F5 Networks, Inc.	2,432	377,318	(46,809)	0.4
Fair Isaac Corp.	895	378,679	14,397	0.4
FLIR Systems, Inc.	9,005	377,507	(2,358)	0.4
Fortinet, Inc.	2,601	351,551	8,167	0.4
Gartner, Inc.	2,773	349,038	(3,411)	0.4
GoDaddy, Inc., Class A	4,987	345,898	4,588	0.4
Hewlett Packard Enterprise Co.	34,766	341,402	1,738	0.4
Intel Corp.	2,839	171,476	(35,970)	0.1
Intuit, Inc.	1,378	401,756	20,422	0.4
Jack Henry & Associates, Inc.	1,876	341,001	(6,510)	0.4
Juniper Networks, Inc.	15,340	377,069	12,260	0.4
Littelfuse, Inc.	2,144	373,438	7,444	0.4
Manhattan Associates, Inc.	135	12,911	20	0.0#
Marvell Technology Group, Ltd. (Bermuda)	8,995	320,946	7,102	0.3

AMG FQ Long-Short Equity Fund
Schedule of Portfolio Investments (continued)
Components of over-the-counter long total return basket swap (continued)
Reference Entity	Shares	Notional Value	Net Unrealized Appreciation/ (Depreciation)	% of Notional Market Value
Information Technology (continued)
Mastercard, Inc., Class A	594	$184,081	$(814)	0.2
Microsoft Corp.	4,488	923,078	(2,993)	1.0
Monolithic Power Systems, Inc.	1,500	372,149	25,366	0.4
National Instruments Corp.	9,574	371,736	(31,859)	0.4
NCR Corp.	18,880	348,336	(378)	0.4
NetApp, Inc.	8,380	377,479	(6,245)	0.4
NortonLifeLock, Inc.	18,245	389,627	1,728	0.4
Oracle Corp.	7,814	435,709	(2,422)	0.5
Palo Alto Networks, Inc.	1,522	381,763	7,747	0.4
Pure Storage, Inc., Class A	20,814	377,895	(6,157)	0.4
RealPage, Inc.	1,305	85,980	(3,751)	0.1
Sabre Corp.	41,276	319,476	(7,430)	0.3
salesforce.com, Inc.	2,440	460,038	15,396	0.5
ServiceNow, Inc.	957	421,316	(1,002)	0.4
Skyworks Solutions, Inc.	261	35,324	2,673	0.0#
SolarWinds Corp.	17,376	321,804	(2,780)	0.3
SS&C Technologies Holdings, Inc.	6,004	339,766	5,464	0.4
Switch, Inc., Class A	19,323	344,722	2,899	0.4
Telenav, Inc.	3,924	20,193	153	0.0#
Teradata Corp.	17,543	359,281	9,122	0.4
Texas Instruments, Inc.	3,373	439,378	(9,152)	0.5
Ubiquiti, Inc.	2,018	376,392	(2,456)	0.4
VeriSign, Inc.	1,837	377,467	11,389	0.4
Visa, Inc., Class A	892	177,551	(7,714)	0.2
VMware, Inc., Class A	2,348	333,698	(4,485)	0.3
Zebra Technologies Corp., Class A	1,370	377,555	7,072	0.4
Total Information Technology		22,528,949	221,622	24.0
Materials
AptarGroup, Inc.	3,255	385,801	(10,825)	0.4
Arconic Corp.	24	393	(2)	0.0#
Avery Dennison Corp.	58	7,013	(439)	0.0#
Cabot Corp.	8,113	312,827	(16,865)	0.3
CF Industries Holdings, Inc.	11,654	354,048	11,071	0.4
Freeport-McMoRan, Inc.	30,040	402,377	(14,260)	0.4
Huntsman Corp.	19,430	376,485	(17,030)	0.4
The Mosaic Co.	27,033	366,027	(1,892)	0.4
NewMarket Corp.	880	376,294	(46,462)	0.4

AMG FQ Long-Short Equity Fund
Schedule of Portfolio Investments (continued)
Components of over-the-counter long total return basket swap (continued)
Reference Entity	Shares	Notional Value	Net Unrealized Appreciation/ (Depreciation)	% of Notional Market Value
Materials (continued)
Newmont Corp.	7,225	$476,640	$23,330	0.5
Nucor Corp.	151	6,431	(97)	0.0#
Olin Corp.	26,072	310,257	(17,207)	0.3
Reliance Steel & Aluminum Co.	3,595	362,448	(9,203)	0.4
Royal Gold, Inc.	2,822	378,712	16,170	0.4
Sonoco Products Co.	7,066	379,756	(14,161)	0.4
W R Grace & Co.	261	13,040	(1,000)	0.0#
Total Materials		4,508,549	(98,872)	4.7
Real Estate
Apartment Investment & Management Co., Class A, REIT	8,938	323,198	23,775	0.4
Camden Property Trust, REIT	3,727	335,169	3,280	0.4
CoreSite Realty Corp., REIT	2,892	358,059	15,154	0.4
CubeSmart, REIT	12,538	351,189	20,813	0.4
Duke Realty Corp., REIT	10,340	385,372	30,193	0.4
Empire State Realty Trust, Inc., Class A, REIT	48,782	324,888	(2,927)	0.3
Equity Commonwealth, REIT	2,130	67,904	(660)	0.1
Equity LifeStyle Properties, Inc., REIT	5,900	387,591	15,497	0.4
Essex Property Trust, Inc., REIT	1,495	323,413	6,593	0.3
Gaming and Leisure Properties, Inc., REIT	9,845	337,290	19,198	0.4
Highwoods Properties, Inc., REIT	327	12,328	209	0.0#
JBG SMITH Properties, REIT	221	6,429	(18)	0.0#
Lamar Advertising Co., Class A, REIT	5,043	338,638	(7,161)	0.3
Life Storage, Inc., REIT	3,528	332,937	13,265	0.4
Public Storage, REIT	217	40,583	2,791	0.0#
Rayonier, Inc., REIT	13,505	382,327	(7,158)	0.4
Weyerhaeuser Co., REIT	15,456	408,097	21,734	0.5
Total Real Estate		4,715,412	154,578	5.1
Utilities
Alliant Energy Corp.	2,230	118,748	1,338	0.1
Ameren Corp.	4,639	373,532	(1,299)	0.4
Avangrid, Inc.	7,791	381,706	6,208	0.4
Hawaiian Electric Industries, Inc.	10,106	376,484	(10,040)	0.4
IDACORP, Inc.	4,089	381,330	(31)	0.4
MDU Resources Group, Inc.	17,279	381,741	(19,228)	0.4
NextEra Energy, Inc.	834	234,886	(782)	0.2
NiSource, Inc.	15,768	389,000	(3,472)	0.4
NRG Energy, Inc.	10,743	356,990	6,231	0.4

AMG FQ Long-Short Equity Fund
Schedule of Portfolio Investments (continued)
Components of over-the-counter long total return basket swap (continued)
Reference Entity	Shares	Notional Value	Net Unrealized Appreciation/ (Depreciation)	% of Notional Market Value
Utilities (continued)
OGE Energy Corp.	11,549	$382,081	$(2,119)	0.4
UGI Corp.	10,459	347,762	941	0.4
Vistra Corp.	17,126	328,134	(8,563)	0.3
WEC Energy Group, Inc.	4,568	428,209	6,939	0.5
Xcel Energy, Inc.	6,416	438,796	4,164	0.5
Total Utilities		4,919,399	(19,713)	5.2
Total long equity positions		—	(110,485)	100.0
Dividend and financing		—	20,696	—
	Total	$94,876,231	$(89,789)	100.0

Over-the-counter short total return basket swap
Counterparty	Description	Notional	Termination Date	Value
Morgan Stanley & Co.	The Fund receives or pays the total return on a portfolio of short positions and receives the 1-Month LIBOR (minus a spread).	$(62,133,814)	6/16/25	$(374,763)

Components of over-the-counter short total return basket swap
Reference Entity	Shares	Notional Value	Net Unrealized Appreciation/ (Depreciation)	% of Notional Market Value
Communication Services
Activision Blizzard, Inc.	(3,353)	$(266,932)	$(10,126)	0.4
CenturyLink, Inc.	(36,648)	(366,114)	12,460	0.6
Discovery, Inc., Class A	(16,611)	(354,645)	4,153	0.6
DISH Network Corp., Class A	(10,562)	(352,771)	13,625	0.5
IAC	(23)	(2,886)	(159)	0.0#
Madison Square Garden Sports Corp.	(2,052)	(312,930)	(2,442)	0.5
Nexstar Media Group, Inc., Class A	(77)	(6,532)	(217)	0.0#
Roku, Inc.	(2,336)	(357,627)	(4,196)	0.6
ViacomCBS, Inc., Class B	(14,380)	(359,126)	(15,760)	0.6
World Wrestling Entertainment, Inc., Class A	(7,951)	(363,424)	(7,173)	0.6
Zillow Group, Inc., Class C	(5,320)	(354,983)	(8,852)	0.6
Zynga, Inc., Class A	(36,920)	(351,478)	(11,445)	0.6
Total Communication Services		(3,449,448)	(30,132)	5.6
Consumer Discretionary
BorgWarner, Inc.	(9,447)	(365,882)	20,122	0.6
General Motors Co.	(10,614)	(284,031)	19,848	0.4
Harley-Davidson, Inc.	(12,814)	(371,106)	37,558	0.5

AMG FQ Long-Short Equity Fund
Schedule of Portfolio Investments (continued)
Components of over-the-counter short total return basket swap (continued)
Reference Entity	Shares	Notional Value	Net Unrealized Appreciation/ (Depreciation)	% of Notional Market Value
Consumer Discretionary (continued)
Newell Brands, Inc.	(21,833)	$(371,914)	$13,853	0.6
Ralph Lauren Corp.	(4,393)	(314,759)	1,538	0.5
Whirlpool Corp.	(2,446)	(390,307)	(8,685)	0.6
Total Consumer Discretionary		(2,097,999)	84,234	3.2
Consumer Staples
Archer-Daniels-Midland Co.	(7,400)	(312,724)	(4,218)	0.5
Beyond Meat, Inc.	(2,374)	(301,854)	2,968	0.5
The Boston Beer Co., Inc., Class A	(488)	(321,704)	(73,790)	0.6
Campbell Soup Co.	(7,139)	(354,309)	428	0.6
Constellation Brands, Inc., Class A	(1,808)	(323,632)	1,446	0.5
Energizer Holdings, Inc.	(7,427)	(362,660)	(9,655)	0.6
Herbalife Nutrition, Ltd. (Cayman Islands)	(123)	(6,357)	54	0.0#
Hormel Foods Corp.	(6,061)	(306,384)	(1,879)	0.5
The JM Smucker Co.	(2,987)	(323,850)	(2,778)	0.5
Kellogg Co.	(4,776)	(326,726)	(2,770)	0.5
The Kraft Heinz Co.	(9,720)	(338,370)	4,196	0.6
The Kroger Co.	(9,465)	(332,507)	3,220	0.5
TreeHouse Foods, Inc.	(7,122)	(312,442)	356	0.5
Total Consumer Staples		(3,923,519)	(82,422)	6.4
Energy
Antero Midstream Corp.	(30,481)	(182,581)	9,754	0.3
Cheniere Energy, Inc.	(3,272)	(163,633)	1,734	0.2
EQT Corp.	(12,620)	(179,583)	(3,660)	0.3
Equitrans Midstream Corp.	(18,097)	(171,378)	(3,257)	0.3
Parsley Energy, Inc., Class A	(15,406)	(176,231)	7,073	0.3
Total Energy		(873,406)	11,644	1.4
Financials
Alleghany Corp.	(688)	(365,314)	5,958	0.6
Ally Financial, Inc.	(8,630)	(184,596)	11,133	0.3
American International Group, Inc.	(10,566)	(337,055)	(2,536)	0.5
American National Group, Inc.	(4,240)	(311,428)	(848)	0.5
Aon PLC, Class A (Ireland)	(1,593)	(330,383)	3,468	0.5
Arch Capital Group, Ltd. (Bermuda)	(11,735)	(363,147)	2,295	0.6
Ares Management Corp., Class A	(8,130)	(329,184)	4,472	0.5
Bank of Hawaii Corp.	(4,763)	(287,257)	17,528	0.4
BlackRock, Inc.	(479)	(276,934)	1,504	0.4
BOK Financial Corp.	(121)	(6,930)	190	0.0#

AMG FQ Long-Short Equity Fund
Schedule of Portfolio Investments (continued)
Components of over-the-counter short total return basket swap (continued)
Reference Entity	Shares	Notional Value	Net Unrealized Appreciation/ (Depreciation)	% of Notional Market Value
Financials (continued)
Brown & Brown, Inc.	(8,051)	$(365,622)	$(456)	0.6
Cincinnati Financial Corp.	(4,499)	(368,890)	18,283	0.6
Credit Acceptance Corp.	(813)	(376,271)	(4,164)	0.6
Everest Re Group, Ltd. (Bermuda)	(1,623)	(362,436)	7,339	0.6
First Citizens BancShares, Inc., Class A	(810)	(336,247)	(8,707)	0.5
First Hawaiian, Inc.	(20,568)	(379,963)	22,491	0.6
First Horizon National Corp.	(31,397)	(306,121)	15,071	0.5
First Republic Bank	(1,539)	(177,170)	4,063	0.3
Franklin Resources, Inc.	(15,003)	(311,312)	(4,501)	0.5
Invesco, Ltd. (Bermuda)	(32,969)	(352,109)	21,100	0.5
Jefferies Financial Group, Inc.	(18,694)	(321,724)	18,881	0.5
KKR & Co., Inc.	(8,572)	(303,963)	771	0.5
Marsh & McLennan Cos., Inc.	(2,121)	(244,509)	(2,800)	0.4
OneMain Holdings, Inc.	(12,369)	(313,802)	(41,189)	0.6
PDL Community Bancorp	(1,151)	(11,520)	1,046	0.0#
People's United Financial, Inc.	(26,467)	(311,781)	26,202	0.5
Safeguard Scientifics, Inc.	(19,187)	(117,378)	8,204	0.2
Tradeweb Markets, Inc., Class A	(4,364)	(241,329)	5,368	0.4
Voya Financial, Inc.	(6,726)	(330,381)	(1,883)	0.5
Western Alliance Bancorp	(9,521)	(365,226)	22,946	0.5
Zions Bancorp, N.A.	(186)	(6,284)	245	0.0#
Total Financials		(8,696,266)	151,474	13.7
Health Care
Abbott Laboratories	(1,835)	(185,005)	330	0.3
Acadia Healthcare Co., Inc.	(12,891)	(373,381)	(10,899)	0.6
Adaptive Biotechnologies Corp.	(7,805)	(289,253)	(2,029)	0.5
Alnylam Pharmaceuticals, Inc.	(2,243)	(346,790)	19,850	0.5
Becton Dickinson and Co.	(1,137)	(311,685)	(8,198)	0.5
Bluebird Bio, Inc.	(4,975)	(324,668)	22,686	0.5
CASI Pharmaceuticals, Inc.	(23,721)	(46,496)	714	0.1
Catalent, Inc.	(4,233)	(357,532)	(12,178)	0.6
Change Healthcare, Inc.	(32,367)	(370,602)	(6,797)	0.6
The Cooper Cos., Inc.	(1,105)	(314,571)	1,934	0.5
CVS Health Corp.	(3,841)	(245,017)	3,265	0.4
Danaher Corp.	(1,276)	(254,205)	(5,844)	0.4
Exact Sciences Corp.	(3,623)	(360,340)	17,060	0.6
Global Blood Therapeutics, Inc.	(4,607)	(332,073)	21,192	0.5

AMG FQ Long-Short Equity Fund
Schedule of Portfolio Investments (continued)
Components of over-the-counter short total return basket swap (continued)
Reference Entity	Shares	Notional Value	Net Unrealized Appreciation/ (Depreciation)	% of Notional Market Value
Health Care (continued)
Guardant Health, Inc.	(4,321)	$(364,131)	$(3,932)	0.6
HCA Healthcare, Inc.	(2,834)	(356,920)	(1,977)	0.6
Iovance Biotherapeutics, Inc.	(676)	(18,759)	(892)	0.0#
Livongo Health, Inc.	(3,285)	(365,785)	(52,232)	0.7
Masimo Corp.	(1,502)	(363,002)	32,382	0.5
Moderna, Inc.	(4,242)	(333,370)	19,038	0.5
Neurocrine Biosciences, Inc.	(2,728)	(355,273)	26,931	0.5
PPD, Inc.	(4,154)	(131,044)	9,041	0.2
Quidel Corp.	(1,351)	(347,531)	(34,086)	0.6
Reata Pharmaceuticals, Inc., Class A	(2,062)	(323,136)	18,579	0.5
Repligen Corp.	(2,464)	(336,903)	(34,940)	0.6
Seattle Genetics, Inc.	(1,989)	(349,899)	19,188	0.5
Thermo Fisher Scientific, Inc.	(49)	(20,114)	(170)	0.0#
Varian Medical Systems, Inc.	(2,705)	(349,405)	(36,653)	0.6
Veeva Systems, Inc., Class A	(1,300)	(330,252)	(13,689)	0.6
Zimmer Biomet Holdings, Inc.	(51)	(6,771)	(107)	0.0#
Total Health Care		(8,463,913)	(12,433)	13.6
Industrials
Colfax Corp.	(11,779)	(371,067)	28,533	0.5
Copart, Inc.	(3,901)	(352,026)	(11,742)	0.6
Equifax, Inc.	(2,058)	(366,431)	31,883	0.5
FedEx Corp.	(52)	(8,631)	(125)	0.0#
Flowserve Corp.	(12,018)	(365,948)	31,006	0.5
FTI Consulting, Inc.	(2,792)	(313,290)	(20,186)	0.5
Generac Holdings, Inc.	(2,441)	(333,978)	(50,675)	0.6
General Electric Co.	(43,664)	(307,395)	42,354	0.4
Howmet Aerospace, Inc.	(22,592)	(357,349)	23,439	0.5
IAA, Inc.	(8,054)	(331,664)	(17,477)	0.6
IHS Markit, Ltd. (Bermuda)	(4,231)	(340,033)	(1,536)	0.5
Ingersoll Rand, Inc.	(11,292)	(357,750)	1,035	0.6
Knight-Swift Transportation Holdings, Inc.	(8,091)	(370,115)	18,238	0.6
L3Harris Technologies, Inc.	(1,426)	(246,227)	6,189	0.4
Lennox International, Inc.	(1,405)	(369,007)	(7,730)	0.6
Mercury Systems, Inc.	(87)	(6,856)	120	0.0#
The Middleby Corp.	(4,303)	(370,295)	12,888	0.6
Nielsen Holdings PLC (United Kingdom)	(21,833)	(330,770)	15,720	0.5
Oshkosh Corp.	(4,448)	(353,216)	3,069	0.6

AMG FQ Long-Short Equity Fund
Schedule of Portfolio Investments (continued)
Components of over-the-counter short total return basket swap (continued)
Reference Entity	Shares	Notional Value	Net Unrealized Appreciation/ (Depreciation)	% of Notional Market Value
Industrials (continued)
Otis Worldwide Corp.	(109)	$(6,438)	$(401)	0.0#
PACCAR, Inc.	(4,030)	(346,477)	3,605	0.6
Quanta Services, Inc.	(8,117)	(333,771)	9,335	0.5
Rockwell Automation, Inc.	(1,308)	(295,595)	10,268	0.5
Stericycle, Inc.	(6,043)	(372,539)	7,331	0.6
Textron, Inc.	(9,460)	(327,411)	(3,122)	0.5
TransDigm Group, Inc.	(779)	(343,642)	7,441	0.5
Trex Co., Inc.	(2,408)	(321,757)	(13,750)	0.5
United Parcel Service, Inc., Class B	(2,419)	(286,971)	(58,366)	0.6
United Rentals, Inc.	(2,210)	(361,719)	18,351	0.6
Valmont Industries, Inc.	(2,845)	(356,678)	11,864	0.6
Woodward, Inc.	(4,333)	(348,503)	23,788	0.5
Total Industrials		(9,553,549)	121,347	15.1
Information Technology
Advanced Micro Devices, Inc.	(5,323)	(323,150)	(89,010)	0.7
Akamai Technologies, Inc.	(2,699)	(309,089)	5,614	0.5
Alteryx, Inc., Class A	(2,118)	(345,997)	(25,691)	0.6
Anaplan, Inc.	(7,478)	(332,248)	(7,328)	0.5
ANSYS, Inc.	(1,153)	(351,661)	(6,461)	0.6
Applied Materials, Inc.	(5,077)	(326,603)	0	0.5
Atlassian Corp. PLC, Class A (United Kingdom)	(1,859)	(356,735)	28,342	0.5
Avalara, Inc.	(2,690)	(333,049)	(28,622)	0.6
Bill.com Holdings, Inc.	(3,866)	(322,038)	(37,925)	0.6
Cloudflare, Inc., Class A	(8,405)	(322,080)	(27,737)	0.6
CommScope Holding Co., Inc.	(693)	(6,228)	(203)	0.0#
Coupa Software, Inc.	(1,141)	(346,685)	(2,974)	0.6
Cree, Inc.	(5,451)	(363,126)	(12,557)	0.6
Crowdstrike Holdings, Inc., Class A	(118)	(12,120)	(1,237)	0.0#
Datadog, Inc., Class A	(3,359)	(286,254)	(29,022)	0.5
Dell Technologies, Inc., Class C	(5,907)	(365,749)	12,333	0.6
DocuSign, Inc.	(1,708)	(346,248)	(24,098)	0.6
Dynatrace, Inc.	(144)	(6,206)	182	0.0#
Elastic, N.V.	(3,970)	(362,660)	(19,215)	0.6
EPAM Systems, Inc.	(1,077)	(300,641)	(11,775)	0.5
Everbridge, Inc.	(2,284)	(308,089)	(18,066)	0.5
Fastly, Inc., Class A	(2,913)	(240,075)	(41,000)	0.4
Fidelity National Information Services, Inc.	(2,176)	(317,362)	(1,008)	0.5

AMG FQ Long-Short Equity Fund
Schedule of Portfolio Investments (continued)
Components of over-the-counter short total return basket swap (continued)
Reference Entity	Shares	Notional Value	Net Unrealized Appreciation/ (Depreciation)	% of Notional Market Value
Information Technology (continued)
First Solar, Inc.	(6,001)	$(367,261)	$9,902	0.6
Five9, Inc.	(33)	(3,794)	(193)	0.0#
Global Payments, Inc.	(1,902)	(336,942)	(1,652)	0.5
Globant, S.A. (Luxembourg)	(1,962)	(326,045)	(13,263)	0.5
GTY Technology Holdings, Inc.	(18,685)	(66,935)	6,209	0.1
Guidewire Software, Inc.	(2,990)	(360,590)	8,787	0.6
HubSpot, Inc.	(1,562)	(350,216)	(16,245)	0.6
Inphi Corp.	(2,526)	(309,081)	(20,966)	0.5
International Business Machines Corp.	(1,995)	(254,023)	8,758	0.4
Jabil, Inc.	(10,485)	(355,756)	(9,751)	0.6
Lam Research Corp.	(934)	(336,935)	(15,333)	0.6
Leidos Holdings, Inc.	(3,537)	(320,700)	(15,881)	0.5
Medallia, Inc.	(12,343)	(378,303)	(997)	0.6
Microchip Technology, Inc.	(3,325)	(337,587)	(665)	0.5
MongoDB, Inc.	(1,005)	(213,303)	(16,922)	0.4
Nutanix, Inc., Class A	(15,981)	(358,933)	4,315	0.6
NVIDIA Corp.	(509)	(206,242)	(9,875)	0.3
PagerDuty, Inc.	(12,530)	(347,081)	(34,833)	0.6
PayPal Holdings, Inc.	(1,315)	(228,626)	(29,206)	0.4
Pegasystems, Inc.	(3,255)	(337,641)	(42,836)	0.6
Pluralsight, Inc., Class A	(4,681)	(88,003)	(11,094)	0.1
Proofpoint, Inc.	(54)	(6,491)	245	0.0#
RingCentral, Inc., Class A	(1,253)	(345,051)	(18,657)	0.6
Slack Technologies, Inc., Class A	(386)	(11,902)	496	0.0#
SolarEdge Technologies, Inc.	(2,080)	(368,814)	4,606	0.6
Splunk, Inc.	(1,713)	(349,832)	(9,590)	0.6
SYNNEX Corp.	(2,981)	(371,737)	(113)	0.6
Synopsys, Inc.	(34)	(6,725)	(48)	0.0#
Teradyne, Inc.	(4,038)	(354,278)	(4,943)	0.6
The Trade Desk, Inc., Class A	(803)	(340,785)	(21,625)	0.6
Twilio, Inc., Class A	(1,334)	(348,359)	(21,720)	0.6
Tyler Technologies, Inc.	(18)	(6,542)	112	0.0#
WEX, Inc.	(2,206)	(365,344)	15,979	0.6
Xerox Holdings Corp.	(386)	(6,489)	62	0.0#
Zscaler, Inc.	(2,918)	(365,749)	(13,154)	0.6
Total Information Technology		(15,716,188)	(607,549)	26.1

AMG FQ Long-Short Equity Fund
Schedule of Portfolio Investments (continued)
Components of over-the-counter short total return basket swap (continued)
Reference Entity	Shares	Notional Value	Net Unrealized Appreciation/ (Depreciation)	% of Notional Market Value
Materials
Albemarle Corp.	(4,018)	$(353,857)	$22,533	0.5
Ashland Global Holdings, Inc.	(4,609)	(361,531)	13,644	0.6
Ball Corp.	(3,988)	(291,084)	(2,552)	0.5
Berry Global Group, Inc.	(7,349)	(352,826)	(14,551)	0.6
DuPont de Nemours, Inc.	(5,298)	(291,163)	7,826	0.4
Eagle Materials, Inc.	(4,637)	(366,091)	(5,936)	0.6
International Paper Co.	(8,418)	(308,351)	15,489	0.5
Marrone Bio Innovations, Inc.	(170,684)	(202,790)	13,330	0.3
Martin Marietta Materials, Inc.	(1,396)	(311,908)	22,685	0.5
Sealed Air Corp.	(9,637)	(361,645)	17,797	0.5
Westrock Co.	(11,909)	(357,548)	37,672	0.5
Total Materials		(3,558,794)	127,937	5.5
Real Estate
CyrusOne, Inc., REIT	(4,364)	(344,058)	(19,987)	0.6
Digital Realty Trust, Inc., REIT	(2,001)	(291,726)	(29,515)	0.5
Healthcare Trust of America, Inc., Class A, REIT	(12,217)	(327,660)	(9,651)	0.5
Iron Mountain, Inc., REIT	(12,015)	(330,532)	(8,170)	0.6
Jones Lang LaSalle, Inc.	(3,471)	(354,771)	11,454	0.6
Medical Properties Trust, Inc., REIT	(16,177)	(307,525)	(18,118)	0.5
Omega Healthcare Investors, Inc., REIT	(10,114)	(320,917)	(6,574)	0.5
STORE Capital Corp., REIT	(13,885)	(312,829)	(16,107)	0.5
Stratus Properties, Inc.	(8,019)	(150,223)	(2,940)	0.3
Sun Communities, Inc., REIT	(2,246)	(317,809)	(18,934)	0.5
VEREIT, Inc., REIT	(49,579)	(313,835)	(8,924)	0.5
Total Real Estate		(3,371,885)	(127,466)	5.6
Utilities
American Electric Power Co., Inc.	(2,947)	(261,428)	5,393	0.4
Atmos Energy Corp.	(3,051)	(316,389)	(6,987)	0.5
Duke Energy Corp.	(2,915)	(244,831)	(2,186)	0.4
Edison International	(5,745)	(325,512)	5,688	0.5
Essential Utilities, Inc.	(7,682)	(352,623)	4,244	0.5
Eversource Energy	(3,495)	(314,746)	(48)	0.5
PG&E Corp.	(33,153)	(313,959)	3,978	0.5

AMG FQ Long-Short Equity Fund
Schedule of Portfolio Investments (continued)
Components of over-the-counter short total return basket swap (continued)
Reference Entity	Shares	Notional Value	Net Unrealized Appreciation/ (Depreciation)	% of Notional Market Value
Utilities (continued)
Sempra Energy	(2,337)	$(299,359)	$8,496	0.5
Total Utilities		(2,428,847)	18,578	3.8
Total short equity positions		—	(344,788)	100.0
Dividend and financing		—	(29,975)	—
	Total	$(62,133,814)	$(374,763)	100.0

Over-the-counter short total return basket swap warrants
Counterparty	Description	Notional	Termination Date	Value
Morgan Stanley & Co.	The Fund receives or pays the total return on a portfolio of short positions and receives the 1-Month LIBOR (minus a spread).	$0	6/16/25	$(1,125)

Components of over-the-counter short total return basket swap warrants
Reference Entity	Shares	Notional Value	Net Unrealized Appreciation/ (Depreciation)	% of Notional Market Value
Health Care
Pulse Biosciences, Inc. Warrant (exercise price $7.01), 5/14/25	(347)	$(0)	$(1,125)	0.0#
Total short equity positions		—	(1,125)	0.0
Dividend and financing		—	—	—
	Total	$(0)	$(1,125)	0.0#

#	Less than 0.05%.

AMG FQ Long-Short Equity Fund
Schedule of Portfolio Investments (continued)
The following table summarizes the inputs used to value the Fund's investments by the fair value hierarchy levels as of July 31, 2020:
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks†	$4,125,005	—	—	$4,125,005
Short-Term Investments
Other Investment Companies	20,301,887	—	—	20,301,887
Total Investments in Securities	$24,426,892	—	—	$24,426,892
Financial Derivative Instruments - Liabilities
Equity Swap Contracts	—	$(465,677)	—	$(465,677)
Total Financial Derivative Instruments	—	$(465,677)	—	$(465,677)

†	All common stocks held in the Fund are Level 1 securities. For a detailed breakout of common stocks by major industry classification, please refer to the Fund's Schedule of Portfolio Investments.
For the period ended July 31, 2020, there were no transfers in or out of Level 3.
For additional information about significant accounting policies, including valuation of investments, refer to the Fund’s most recent semi or annual report.